Fees and Expenses	Jul. 27, 2026
T. Rowe Price Retirement 2005 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]	Fees and Expenses of the Fund

	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management fees	0.49%	0.34%	0.49%	0.49%

Distribution and service (12b-1) fees	—	—	0.25	0.50

Other expenses	—	—	—	—

Total annual fund operating expenses	0.49	0.34	0.74	0.99

Expense Footnotes [Text Block]
[a]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$50	$157	$274	$616
I Class	35	109	191	431
Advisor Class	76	237	411	918
R Class	101	315	547	1,213

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23.6% of the average value of its portfolio.

Portfolio Turnover, Rate	23.60%
T. Rowe Price Retirement 2010 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]	Fees and Expenses of the Fund
	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management fees	0.49%	0.34%	0.49%	0.49%

Distribution and service (12b-1) fees	—	—	0.25	0.50

Other expenses	—	—	—	—

Total annual fund operating expenses	0.49	0.34	0.74	0.99

Expense Footnotes [Text Block]
[a]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$50	$157	$274	$616
I Class	35	109	191	431
Advisor Class	76	237	411	918
R Class	101	315	547	1,213

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21.4% of the average value of its portfolio.

Portfolio Turnover, Rate	21.40%
T. Rowe Price Retirement 2015 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]
Fees and Expenses of the Fund
	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management fees	0.49%	0.34%	0.49%	0.49%

Distribution and service (12b-1) fees	—	—	0.25	0.50

Other expenses	—	—	—	—

Total annual fund operating expenses	0.49	0.34	0.74	0.99

Expense Footnotes [Text Block]	[a] Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$50	$157	$274	$616
I Class	35	109	191	431
Advisor Class	76	237	411	918
R Class	101	315	547	1,213

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21.1% of the average value of its portfolio.

Portfolio Turnover, Rate	21.10%
T. Rowe Price Retirement 2020 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]	Fees and Expenses of the Fund

	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management fees	0.51%[b]	0.36%[b]	0.51%[b]	0.51%[b]

Distribution and service (12b-1) fees	—	—	0.25	0.50

Other expenses	—	—	—	—

Total annual fund operating expenses	0.51	0.36	0.76	1.01

Expense Footnotes [Text Block]
[a]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[b]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$52	$162	$280	$622
I Class	37	114	197	437
Advisor Class	78	242	417	924
R Class	103	320	553	1,218

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18.5% of the average value of its portfolio.

Portfolio Turnover, Rate	18.50%
T. Rowe Price Retirement 2025 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]	Fees and Expenses of the Fund
	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management fees	0.53%[b]	0.37%[b]	0.53%[b]	0.53%[b]

Distribution and service (12b-1) fees	—	—	0.25	0.50

Other expenses	—	—	—	—

Total annual fund operating expenses	0.53	0.37	0.78	1.03

Expense Footnotes [Text Block]
[a]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[b]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$54	$170	$292	$641
I Class	38	119	206	453
Advisor Class	80	249	429	943
R Class	105	328	565	1,237

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20.5% of the average value of its portfolio.

Portfolio Turnover, Rate	20.50%
T. Rowe Price Retirement 2030 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]
Fees and Expenses of the Fund
	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management fees	0.55%[b]	0.39%[b]	0.55%[b]	0.55%[b]

Distribution and service (12b-1) fees	—	—	0.25	0.50

Other expenses	—	—	—	—

Total annual fund operating expenses	0.55	0.39	0.80	1.05

Expense Footnotes [Text Block]
[a]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[b]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$56	$175	$302	$666
I Class	40	124	214	472
Advisor Class	82	254	439	967
R Class	107	333	574	1,260

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25.5% of the average value of its portfolio.

Portfolio Turnover, Rate	25.50%
T. Rowe Price Retirement 2035 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]	Fees and Expenses of the Fund

	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management fees	0.58%[b]	0.41%[b]	0.58%[b]	0.58%[b]

Distribution and service (12b-1) fees	—	—	0.25	0.50

Other expenses	—	—	—	—

Total annual fund operating expenses	0.58	0.41	0.83	1.08

Expense Footnotes [Text Block]
[a]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[b]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$59	$184	$316	$692
I Class	42	130	225	492
Advisor Class	85	263	453	992
R Class	110	342	588	1,285

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26.3% of the average value of its portfolio.

Portfolio Turnover, Rate	26.30%
T. Rowe Price Retirement 2040 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]	Fees and Expenses of the Fund

	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management fees	0.59%[b]	0.42%[b]	0.59%[b]	0.59%[b]

Distribution and service (12b-1) fees	—	—	0.25	0.50

Other expenses	—	—	—	—

Total annual fund operating expenses	0.59	0.42	0.84	1.09

Expense Footnotes [Text Block]
[a]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[b]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$60	$189	$328	$720
I Class	43	135	234	515
Advisor Class	86	268	465	1,020
R Class	111	347	599	1,312

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24.3% of the average value of its portfolio.

Portfolio Turnover, Rate	24.30%
T. Rowe Price Retirement 2045 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]	Fees and Expenses of the Fund
	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management fees	0.60%[b]	0.43%[b]	0.60%[b]	0.60%[b]

Distribution and service (12b-1) fees	—	—	0.25	0.50

Other expenses	—	—	—	—

Total annual fund operating expenses	0.60	0.43	0.85	1.10

Expense Footnotes [Text Block]

[a]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[b]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$61	$192	$333	$740
I Class	44	138	240	532
Advisor Class	87	271	470	1,039
R Class	112	350	605	1,331

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23.7% of the average value of its portfolio.

Portfolio Turnover, Rate	23.70%
T. Rowe Price Retirement 2050 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]	Fees and Expenses of the Fund
	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management fees	0.62%[b]	0.44%[b]	0.62%[b]	0.62%[b]

Distribution and service (12b-1) fees	—	—	0.25	0.50

Other expenses	—	—	—	—

Total annual fund operating expenses	0.62	0.44	0.87	1.12

Expense Footnotes [Text Block]

[a]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[b]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$63	$198	$342	$755
I Class	45	141	245	544
Advisor Class	89	277	478	1,054
R Class	114	356	613	1,345

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23.3% of the average value of its portfolio.

Portfolio Turnover, Rate	23.30%
T. Rowe Price Retirement 2055 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]	Fees and Expenses of the Fund
	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management fees	0.63%[b]	0.45%[b]	0.63%[b]	0.63%[b]

Distribution and service (12b-1) fees	—	—	0.25	0.50

Other expenses	—	—	—	—

Total annual fund operating expenses	0.63	0.45	0.88	1.13

Expense Footnotes [Text Block]
[a]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[b]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$64	$202	$350	$773
I Class	46	144	251	557
Advisor Class	90	281	486	1,072
R Class	115	359	621	1,362

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24.2% of the average value of its portfolio.

Portfolio Turnover, Rate	24.20%
T. Rowe Price Retirement 2060 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]	Fees and Expenses of the Fund

	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management fees	0.64%[b]	0.46%[b]	0.64%[b]	0.64%[b]

Distribution and service (12b-1) fees	—	—	0.25	0.50

Other expenses	—	—	—	—

Total annual fund operating expenses	0.64	0.46	0.89	1.14

Expense Footnotes [Text Block]
[a]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[b]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$65	$205	$355	$788
I Class	47	148	256	569
Advisor Class	91	284	492	1,086
R Class	116	362	626	1,377

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23.6% of the average value of its portfolio.

Portfolio Turnover, Rate	23.60%
T. Rowe Price Retirement 2065 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]	Fees and Expenses of the Fund
	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management fees	0.64%[b]	0.46%[b]	0.64%[b]	0.64%[b]

Distribution and service (12b-1) fees	—	—	0.25	0.50

Other expenses	—	—	—	—

Total annual fund operating expenses	0.64	0.46	0.89	1.14

Expense Footnotes [Text Block]
[a]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[b]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$65	$205	$357	$797
I Class	47	148	258	577
Advisor Class	91	284	493	1,094
R Class	116	362	628	1,384

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21.9% of the average value of its portfolio.

Portfolio Turnover, Rate	21.90%
T. Rowe Price Retirement 2070 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]	Fees and Expenses of the Fund
	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management fees	0.64%[b]	0.46%[b]	0.64%[b]	0.64%[b]

Distribution and service (12b-1) fees	—	—	0.25	0.50

Other expenses	—	—	—	—

Total annual fund operating expenses	0.64	0.46	0.89	1.14

Expense Footnotes [Text Block]

[a]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[b]	The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$65	$205	$357	$798
I Class	47	148	258	579
Advisor Class	91	284	493	1,096
R Class	116	362	628	1,386

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period June 18, 2025 through May 31, 2026, the fund’s portfolio turnover rate was 38.4% of the average value of its portfolio.

Portfolio Turnover, Rate	38.40%
T. Rowe Price Retirement Balanced Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]	Fees and Expenses of the Fund
	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management fees	0.49%	0.34%	0.49%	0.49%

Distribution and service (12b-1) fees	—	—	0.25	0.50

Other expenses	—	—	—	—

Total annual fund operating expenses	0.49	0.34	0.74	0.99

Expense Footnotes [Text Block]
[a]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$50	$157	$274	$616
I Class	35	109	191	431
Advisor Class	76	237	411	918
R Class	101	315	547	1,213

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20.4% of the average value of its portfolio.

Portfolio Turnover, Rate	20.40%